Stock-based compensation - Share options plan (Details) - CAD CAD / shares in Units, CAD in Thousands		12 Months Ended
		Dec. 31, 2016	Dec. 31, 2015
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Proceeds from options exercised		CAD 284	CAD 82
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Exercised (in shares))			(30,080)
Share option plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Number shares acquired per each option exercised		1
Stock options annual vesting percentage		20.00%
Number of shares reserved for future issuance (in shares)		3,399,399
Number of shares authorized for issuance (in shares)		3,399,399
Proceeds from options exercised		CAD 284	CAD 82
Total intrinsic value of options exercised		CAD 187	CAD 16
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding [Roll Forward]
Beginning balance (in shares)		1,448,000	1,765,920
Exercised (in shares))	[1]	(102,040)	(30,080)
Forfeited (in shares)		(169,880)	(287,840)
Ending balance (in shares)		1,176,080	1,448,000
Share-based Compensation Arrangement by Share-based Payment Award, Options, Outstanding, Weighted Average Exercise Price [Roll Forward]
Beginning balance (CAD per share)		CAD 5.33	CAD 5.87
Exercised (CAD per share)	[1]	2.77	2.75
Forfeited (CAD per share)		5.31	8.91
Ending balance (CAD per share)		CAD 5.56	CAD 5.33
Share option plan | Stock options
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Years from grant date stock options expire		10 years

[1]	All stock options exercised resulted in new common shares being issued (note 17(a))